Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

NOTE 23 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value estimates are made at a specific point in time based on relevant market information and information about the financial instruments. Because no market value exists for a significant portion of the financial instruments, fair value estimates are based on judgments regarding future expected loss, current economic conditions, risk characteristics of various financial instruments, and other factors.

The following methods and assumptions were used to estimate the fair value of significant financial instruments:

Cash, Interest-Bearing Deposits with Other Banks and Due from Banks - The carrying amount is a reasonable estimate of fair value.

Federal Funds Sold and Purchased - Federal funds sold and purchased are for a term of one day and the carrying amount approximates the fair value.

Investment Securities Available-for-Sale - For securities available-for-sale, fair value equals the carrying amount, which is the quoted market price. If quoted market prices are not available, fair values are based on quoted market prices of comparable securities.

Nonmarketable Equity Securities - The carrying amount is a reasonable estimate of fair value since no ready market exists for these securities.

Loans Receivable - For certain categories of loans, such as variable rate loans which are repriced frequently and have no significant change in credit risk and credit card receivables, fair values are based on the carrying amounts. The fair value of other types of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to the borrowers with similar credit ratings and for the same remaining maturities.

Deposits - The fair value of demand deposits, savings, and money market accounts is the amount payable on demand at the reporting date. The fair values of certificates of deposit are estimated using a discounted cash flow calculation that applies current interest rates to a schedule of aggregated expected maturities.

Repurchase Agreements – The carrying value of these instruments is a reasonable estimate of fair value.

Advances from the Federal Home Loan Bank - For the portion of borrowings immediately callable, fair value is based on the carrying amount. The fair value of the portion maturing at a later date is estimated using a discounted cash flow calculation that applies the interest rate of the immediately callable portion to the portion maturing at the future date.

Subordinated Debentures - The carrying value of subordinated debentures is a reasonable estimate of fair value since the debentures were issued at a floating rate.

Junior Subordinated Debentures - The carrying value of junior subordinated debentures is a reasonable estimate of fair value since the debentures were issued at a floating rate.

Accrued Interest Receivable and Payable - The carrying value of these instruments is a reasonable estimate of fair value.

Commitments to Extend Credit and Standby Letters of Credit - The contractual amount is a reasonable estimate of fair value for the instruments because commitments to extend credit and standby letters of credit are issued on a short-term or floating rate basis and include no unusual credit risks.

The carrying values and estimated fair values of the Company's financial instruments were as follows:

			December 31,
(Dollars in thousands)	2011			2010
	Carrying		Estimated	Carrying	Estimated
	Amount		Fair Value	Amount	Fair Value
Financial Assets:
Cash, due from banks, and interest bearing
deposits	$33,672		$33,672	$12,191	$12,191
Federal funds sold	-		-	7,371	7,371
Investment securities available-for-sale	100,207		100,207	265,190	265,190
Nonmarketable equity securities	3,975		3,975	6,076	6,076
Loans	345,817		346,903	431,185	431,862
Accrued interest receivable	2,776		2,776	4,476	4,476

Financial Liabilities:
Demand deposit, interest-bearing
transaction, and savings accounts	$214,620		$214,620	$284,377	$284,377
Certificates of deposit	276,233		279,447	344,584	347,415
Repurchase agreements	7,492		7,492	6,646	6,646
Advances from the Federal Home
Loan Bank	22,000		25,467	104,200	105,850
Subordinated debentures	12,062		12,062	12,062	12,062
Junior subordinated debentures	6,186		6,186	6,186	6,186
Accrued interest payable	1,015		1,015	1,252	1,252

	Notional		Estimated	Notional	Estimated
	Amount		Fair Value	Amount	Fair Value
Off-Balance Sheet Financial
Instruments:
Commitments to extend credit	$28,799	$	N/A	$42,491	N/A
Standby letters of credit	516		N/A	841	N/A

The fair value estimates are made at a specific point in time based on relevant market and other information about the financial instruments. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on current economic conditions, risk characteristics of various financial instruments, and such other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Generally accepted accounting principles require disclosures about the fair value of assets and liabilities recognized in the balance sheet in periods subsequent to initial recognition, whether the measurements are made on a recurring basis (for example, available-for-sale investment securities) or on a nonrecurring basis (for example, impaired loans).

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Accounting principles establish a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1 Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as U.S. Treasuries and money market funds.

Level 2 Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, mortgage-backed securities, municipal bonds, corporate debt securities, and derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes certain derivative contracts and impaired loans.

Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. For example, this category generally includes certain private equity investments, retained residual interests in securitizations, residential mortgage servicing rights, and highly-structured or long-term derivative contracts.

Following is a description of valuation methodologies used for assets and liabilities recorded at fair value.

Investment Securities Available for Sale - Investment securities available for sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security's credit rating, prepayment assumptions and other factors such as credit loss assumptions. Level 1 securities include those traded on an active exchange such as the New York Stock Exchange, Treasury securities that are traded by dealers or brokers in active over-the counter markets and money market funds. Level 2 securities include mortgage backed securities issued by government sponsored entities, municipal bonds and corporate debt securities. Securities classified as Level 3 include asset-backed securities in less liquid markets.

Loans - The Company does not record loans at fair value on a recurring basis, however, from time to time, a loan is considered impaired and an allowance for loan loss is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan are considered impaired. Once a loan is identified as individually impaired, management measures impairment. The fair value of impaired loans is estimated using one of several methods, including the collateral value, market value of similar debt, enterprise value, liquidation value and discounted cash flows. Those impaired loans not requiring a specific allowance represents loans for which the fair value of expected repayments or collateral exceed the recorded investment in such loans. At December 31,2011 and 2010, substantially all of the impaired loans were evaluated based upon the fair value of the collateral. Impaired loans where an allowance is established based on the fair value of collateral require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the loan as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the loan as nonrecurring Level 3.

Other Real Estate Owned - Foreclosed assets are adjusted to fair value upon transfer of the loans to other real estate owned. Real estate acquired in settlement of loans is recorded initially at estimated fair value of the property less estimated selling costs at the date of foreclosure. The initial recorded value may be subsequently reduced by additional allowances, which are charges to earnings if the estimated fair value of the property less estimated selling costs declines below the initial recorded value. Fair value is based upon independent market prices, appraised values of the collateral or management's estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company recorded the foreclosed asset as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the foreclosed asset as nonrecurring Level 3.

The tables below present the balances of assets and liabilities measured at fair value on a recurring basis as of and for the years ended December 31, 2011 and 2010, by level within the fair value hierarchy.

		December 31, 2011
	Quoted market price in	Significant other	Significant unobservable
	active markets	observable inputs	inputs
(Dollars in thousands)	(Level 1)	(Level 2)	(Level 3)
Government-sponsored
agencies	$-	$42,142	$-
Mortgage-backed
securities	-	47,206	-
Obligations of state &
political subdivisions	1,576	9,283	-
Total	$1,576	$98,631	$-

		December 31, 2010
	Quoted market price in	Significant other	Significant unobservable
	active markets	observable inputs	inputs
(Dollars in thousands)	(Level 1)	(Level 2)	(Level 3)
Government-sponsored
agencies	$-	$189,084	$-
Mortgage-backed
securities	1,000	53,960	-
Obligations of state &
political subdivisions	2,780	18,366	-
Total	$3,780	$261,410	$-

The Company has no liabilities carried at fair value or measured at fair value on a nonrecurring basis.

Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The following tables present the assets and liabilities carried on the balance sheet by caption and by level within the valuation hierarchy described above as of and for the years ended December 31, 2011 and 2010 for which a nonrecurring change in fair value has been recorded during the years ended December 31, 2011 and 2010.

		December 31, 2011
	Quoted market price in	Significant other	Significant unobservable
	active markets	observable inputs	inputs
(Dollars in thousands)	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$-	$57,377	$10,410
Other real estate owned	-	15,665	-
Total	$-	$73,042	$10,410

		December 31, 2010
	Quoted market price in	Significant other	Significant unobservable
	active markets	observable inputs	inputs
(Dollars in thousands)	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$-	$61,535	$-
Other real estate owned	-	16,891	-
Total	$-	$78,426	$-